Offerings	Jan. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	8,385,417
Proposed Maximum Offering Price per Unit	48
Maximum Aggregate Offering Price	$ 402,500,016
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,622.76
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form S-3ASR (Registration No. 333-279338) being paid herewith.

(2)
Includes 1,093,750 shares of common stock that the underwriters have an option to purchase and 1,958,247 shares of common stock that are issuable upon the exercise of the pre-funded warrants referenced below.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Amount Registered | shares	1,958,247
Proposed Maximum Offering Price per Unit	48
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form S-3ASR (Registration No. 333-279338) being paid herewith.

(3)
Represents the sum of the offering price of $47.9999 per pre-funded warrant and the exercise price of $0.0001 per share issuable pursuant to the pre-funded warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common stock underlying the pre-funded warrants.